STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2023	Feb. 28, 2023	Jan. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, outstanding	581,314	26,334
Common stock, capital shares reserved for future issuance	9,058,459
Number of restricted stock granted	555,000
Weighted average exercise price, vested or expected to vest	$ 33.15
Weighted-average fair value per share, grant	$ 0.93	$ 230.89
Unrecognized stock based compensation	$ 119,848
Weighted average period	1 year 2 months 15 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price, vested or expected to vest	$ 1.13	$ 102
Option, vesting period		0 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price, vested or expected to vest	$ 1.18	$ 1,507.20
Option, vesting period		4 years
Board of Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock granted	555,000	9,535
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 627,406	$ 919,056
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 251,754	$ 152,787
2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, outstanding	18,432
Common stock, capital shares reserved for future issuance	4,166		585,796	26,725	12,500